INVESTMENTS (Schedule of Investments Measured at Fair Value on a Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)	Jun. 30, 2012	Sep. 30, 2011
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Liabilities:
Derivative liability
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction
Liabilities:
Derivative liability
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Marketable Equity Securities, net of discount for effect of restriction	164,000	115,200
Liabilities:
Derivative liability	$ 4,523,086